Share Capital, Other Equity Instruments and Reserves	12 Months Ended
Dec. 31, 2018
Share capital [member]
Statement [line items]
Share Capital, Other Equity Instruments and Reserves
34	SHARE CAPITAL

	As at 31 December 2018		As at 31 December 2017
	No. of shares	RMB million	No. of shares	RMB million
Registered, authorised, issued and fully paid
Ordinary shares of RMB1 each	28,264,705,000	28,265	28,264,705,000	28,265

As at 31 December 2018, the Company’s share capital was as follows:

		As at 31 December 2018
	No. of shares	RMB million
Owned by CLIC (i)	19,323,530,000	19,324
Owned by other equity holders	8,941,175,000	8,941
Including: Domestic listed	1,500,000,000	1,500
Overseas listed (ii)	7,441,175,000	7,441

Total	28,264,705,000	28,265

(i)	All shares owned by CLIC are domestic listed shares.
(ii)	Overseas listed shares are traded on the Stock Exchange of Hong Kong Limited and the New York Stock Exchange.

Other equity instruments [member]
Statement [line items]
Share Capital, Other Equity Instruments and Reserves
35	OTHER EQUITY INSTRUMENTS

(a)	Basic information

	As at 31 December 2017	Increase	Decrease	As at 31 December 2018
	RMB million	RMB million	RMB million	RMB million
Core Tier 2 Capital Securities	7,791	—	—	7,791

Total	7,791	—	—	7,791

The Company issued Core Tier 2 Capital Securities at par with the nominal value of USD1,280 million on 3 July 2015, and listed such securities on the Stock Exchange of Hong Kong Limited on 6 July 2015. The securities were issued in the specified denomination of USD200,000 and integral multiples of USD1,000 in excess thereof. After a deduction of the issue expense, the total amount of the proceeds raised from this issuance was USD1,274 million or RMB7,791 million. The issued capital securities have a term of 60 years, extendable upon expiry. Distributions shall be payable on the securities semi-annually and the Company has the option to redeem the securities at the end of the fifth year after issuance and on any distribution payment date thereafter. The initial distribution rate for the first five interest-bearing years is 4.00%, if the Company does not exercise this option, the rate of distribution will be reset based on the comparable US treasury yield plus a margin of 2.294% at the end of the fifth year and every five years thereafter.

(b)	Equity attributable to equity holders

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
Equity attributable to equity holders of the Company	318,371	320,933
Equity attributable to ordinary equity holders of the Company	310,580	313,142
Equity attributable to other equity instruments holders of the Company	7,791	7,791
Equity attributable to non-controlling interests	4,919	4,377
Equity attributable to ordinary equity holders of non-controlling interests	4,919	4,377

Refer to Note 31 for the information of distribution to other equity instruments holders of the Company for the year ended 31 December 2018. As at 31 December 2018, there were no accumulated distributions unpaid attributable to other equity instrument holders of the Company.

Reserves [member]
Statement [line items]
Share Capital, Other Equity Instruments and Reserves
36	RESERVES

	Share premium	Other reserves	Unrealised gains/ (losses) from available-for- sale securities	Share of other comprehensive income of investees under the equity method	Statutory reserve fund	Discretionary reserve fund	General reserve	Exchange differences on translating foreign operations	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
					(a)	(b)	(c)
As at 1 January 2016	53,860	1,113	29,963	180	28,239	24,787	25,239	—	163,381
Other comprehensive income for the year	—	—	(24,863)	(918)	—	—	—	7	(25,774)
Appropriation to reserves	—	—	—	—	1,927	3,438	2,002	—	7,367
Others	—	33	—	—	—	—	—	—	33

As at 31 December 2016	53,860	1,146	5,100	(738)	30,166	28,225	27,241	7	145,007

As at 1 January 2017	53,860	1,146	5,100	(738)	30,166	28,225	27,241	7	145,007
Other comprehensive income for the year	—	—	(7,086)	21	—	—	—	(847)	(7,912)
Appropriation to reserves	—	—	—	—	3,218	1,927	3,300	—	8,445
Others	—	135	—	—	—	—	—	—	135

As at 31 December 2017	53,860	1,281	(1,986)	(717)	33,384	30,152	30,541	(840)	145,675

As at 1 January 2018	53,860	1,281	(1,986)	(717)	33,384	30,152	30,541	(840)	145,675
Other comprehensive income for the year	—	—	(3,426)	770	—	—	—	586	(2,070)
Appropriation to reserves	—	—	—	—	1,275	3,218	1,392	—	5,885
Others	—	(197)	—	—	—	—	—	—	(197)

As at 31 December 2018	53,860	1,084	(5,412)	53	34,659	33,370	31,933	(254)	149,293

(a)

Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards (“CAS”) to statutory reserve which amounted to RMB1,275 million for the year ended 31 December 2018 (2017: RMB3,218 million, 2016: RMB1,927 million).

(b)

Approved at the Annual General Meeting in June 2018, the Company appropriated RMB3,218 million to the discretionary reserve fund for the year ended 31 December 2017 based on net profit under CAS (2017: RMB1,927 million, 2016: RMB3,438 million).

(c)

Pursuant to “Financial Standards of Financial Enterprises - Implementation Guide” issued by the Ministry of Finance of the PRC on 30 March 2007, for the year ended 31 December 2018, the Company appropriated 10% of net profit under CAS which amounted to RMB1,275 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2017: RMB3,218 million, 2016: RMB1,927 million). In addition, pursuant to the CAS, the Group appropriated RMB117 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2017: RMB82 million, 2016: RMB75 million).

Under related PRC law, dividends may be paid only out of distributable profits. Any distributable profits that are not distributed in a given year are retained and available for distribution in the subsequent years.